LONG-TERM DEBT, NET - Scheduled Repayment of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Within one year	$ 262,750	$ 262,566
More than one year, but not exceeding two years	322,150	262,749
More than two years, but not exceeding five years	1,492,881	179,697
More than five years	1,825,000	1,828,448
Total long-term debt	3,902,781	2,533,460
Long-term debt, current and non current
Less: Amounts due within one year classified as current liabilities	(262,750)	(262,566)
Non current portion of long-term debt	3,640,031	2,270,894
Total long-term debt	$ 3,902,781	$ 2,533,460